Document and Entity Information	12 Months Ended
Feb. 28, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Feb. 28, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Trading Symbol	FEDU
Entity Registrant Name	Four Seasons Education (Cayman) Inc.
Entity Central Index Key	0001709819
Current Fiscal Year End Date	--02-28
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Security Reporting Obligation	15(d)
Entity Common Stock, Shares Outstanding	23,131,195
Title of 12(b) Security	American Depositary Shares, each two representing one ordinary share, par value US$0.0001 per share
Security Exchange Name	NYSE
Entity File Number	001-38264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	36th Floor, BM Tower
Entity Address, Address Line Two	218 Wusong Road, Hongkou District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200080
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	36th Floor, BM Tower
Entity Address, Address Line Two	218 Wusong Road, Hongkou District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200080
Contact Personnel Name	Yi Zuo
City Area Code	86 21
Local Phone Number	6317-8899
Contact Personnel Email Address	ir@fsesa.com